CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS
CONSOLIDATED BALANCE SHEETS [Abstract]
Trade receivables, allowance for doubtful accounts	$ 1,726		$ 134
Ordinary shares, par value per share		0.25		0.25
Ordinary shares, shares authorized	12,235,288	12,235,288	12,235,288	12,235,288
Ordinary shares, shares issued	8,651,703	8,651,703	2,831,827	2,831,827
Ordinary shares, shares outstanding	8,651,703	8,651,703	2,831,827	2,831,827